Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Feb. 02, 2023	Jan. 30, 2023	Mar. 31, 2023	Jan. 16, 2023	Dec. 31, 2022	Sep. 30, 2022
West Chester site in Ohio, US
Subsequent events
Assets held for sale					$ 150
CinCor
Subsequent events
Cash and marketable securities						$ 522
Major business combination | CinCor | Forecast
Subsequent events
Price per outstanding share, business combination			$ 26
Non-tradable contingent value right per share, business combination			$ 10
Major business combination | CinCor | Forecast | Maximum
Subsequent events
Fair value of purchase consideration			$ 1,800
Major business combination | Neogene
Subsequent events
Fair value of purchase consideration				$ 320
Cash transferred				200
Liabilities incurred				$ 120
Disposal of assets | West Chester site in Ohio, US
Subsequent events
Gains (losses) on disposals of property, plant and equipment		$ 0
Entering into new committed bank facilities | February 2023 committed bank facilities
Subsequent events
Notional amount	$ 2,000
Debt instrument term	2 years